Debt (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 20, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Mar. 04, 2021	Feb. 23, 2021	Jan. 25, 2021	Nov. 30, 2020
Debt (Details) [Line Items]
Senior notes percentage	15.00%								15.00%
Aggregate principal amount	$ 3,458
Net proceeds	2,918				$ 28,000	$ 28,000					$ 9,612
Fees and expenses	$ 540							$ 1,425
Bridge debentures, percentage				15.00%	130.00%			130.00%	15.00%		120.00%
Cash payments					$ 507			$ 507			$ 201,300
Accrued interest, percentage											130.00%
Outstanding percentage									130.00%
Common Stock, share issued (in Shares)											925				1,000,000,000
Class A Common Stock [Member]
Debt (Details) [Line Items]
Common Stock, share issued (in Shares)															800,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Debt (Details) [Line Items]
Business combination, description									Immediately prior to the Closing, the following transactions occurred: ●8,000,000 shares of FOXO Technologies Operating Company Series A preferred stock (the “FOXO Preferred Stock”) were exchanged for 8,000,000 shares of FOXO Class A Common Stock. ●The 2021 Bridge Debentures (as defined in Note 5) in the principal amount, together with accrued and unpaid interest, of $24,402 were converted into 6,759,642 shares of FOXO Class A Common Stock. ●The holders of the 2022 Bridge Debentures (as defined in Note 5) in the principal amount, together with accrued and unpaid interest, of $34,496 were converted into 7,810,509 shares of FOXO Class A Common Stock.
2021 Bridge Debentures [Member]
Debt (Details) [Line Items]
Net proceeds			$ 9,612
Fees and expenses		$ 888
Bridge debentures, percentage			12.50%
Convertible debentures						$ 11,812
Aggregate principal amount												$ 562	$ 3,367	$ 7,883
Cash payments					$ 507			$ 507
Accrued interest, percentage							12.00%			12.00%
Interest expense				$ 593			$ 181		$ 1,627	$ 508
Nonrelated party holders										$ 1,119
Amount of nonrelated party									$ 412
2021 Bridge Debentures [Member] | Class A Common Stock [Member]
Debt (Details) [Line Items]
Warrants right of purchase (in Shares)										1,905,853
2021 Bridge Debentures [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Debt (Details) [Line Items]
Business combination, description									The 2021 Bridge Amendment was executed to provide the Company additional time to finalize the Business Combination. The 2021 Bridge Amendment amended the terms of the 2021 Bridge Debentures to, among other things: (i) permit the Company to undertake another offering of convertible debentures, (ii) allow the Company to extend the maturity dates of the 2021 Bridge Debentures an additional five months following the end of the initial three-month extension period, discussed above, and (iii) implement additional amounts owed on the outstanding balance of the 2021 Bridge Debentures under certain circumstances, the first of which related to the signing of the Merger Agreement and resulted in an increase in the outstanding balance of approximately 135%, which was followed by an additional increase of approximately 145% of the outstanding balance when the 2021 Bridge Debentures remained outstanding at the end of the initial three-month extension period.
2021 Bridge Debentures [Member] | Chief Executive Officer [Member]
Debt (Details) [Line Items]
Aggregate principal amount														$ 3,656
2022 Bridge Debentures [Member]
Debt (Details) [Line Items]
Bridge debentures description						The Company received net proceeds of $28,000 from the sale of the 2022 Bridge Debentures, after an OID of 10%. The 2022 Bridge Debentures were issued in three tranches, with $16,500 in aggregate principal issued on March 1, 2022, $8,250 in aggregate principal issued on March 3, 2022 and the remaining $6,050 in aggregate principal issued on April 27, 2022.		The Company received net proceeds of $28,000 from the sale of the 2022 Bridge Debentures, after an OID of 10%. The 2022 Bridge Debentures were issued in three tranches, with $16,500 in aggregate principal issued on March 1, 2022, $8,250 in aggregate principal issued on March 3, 2022 and the remaining $6,050 in aggregate principal issued on April 27, 2022.
Interest rate percentage				12.00%					12.00%
Outstanding percentage									120.00%
Unpaid interest rate				130.00%					130.00%
2022 Bridge Debentures [Member] | Class A Common Stock [Member]
Debt (Details) [Line Items]
Common Stock, share issued (in Shares)				350,000					350,000
Investor shares (in Shares)				602,578					602,578
Common stock shares (in Shares)				350,000					350,000
Bridge Loan [Member] | 2021 Bridge Debentures [Member]
Debt (Details) [Line Items]
Bridge debentures, percentage		12.50%				12.50%